FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Maximum exposure to credit risk	$ 480.9		$ 279.7
Interest rate risk | Floating interest rate
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	1.00%
Sensitivity analysis, impact on net income	$ 4.8
Other price risk | Marketable securities and warrants
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, increase in risk variable, impact on other comprehensive loss	$ 14.1
Other price risk | Gold Deliveries
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, decrease in risk variable, increase (decrease) in net income	$ 9.7
Sensitivity analysis, increase in risk variable, increase (decrease) in net income	(17.1)
Sensitivity analysis, change in variable, amount	$ (6.0)
CAD and MXN | Currency risk
Disclosure of financial assets [line items]
Sensitivity analysis, change in variable	10.00%
Sensitivity analysis, decrease in risk variable, decrease in assets	$ 21.0
Sensitivity analysis, decrease in risk variable, increase (decrease) in net income	(21.0)
Sensitivity analysis, increase in risk variable, increase in assets	18.6
Sensitivity analysis, increase in risk variable, increase (decrease) in net income	18.6
Revolving Credit Facility
Disclosure of financial assets [line items]
Maximum capacity		$ 850.0
Undrawn amount on borrowing facilities	$ 219.6		$ 104.6